Income Taxes - Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Net loss	$ (28,859)	$ (3,022)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery at the statutory tax rate	$ (7,792)	$ (816)
Permanent differences and other	7,063	62
Effect of change in tax rates		(132)
Change in valuation allowance	729	886
Net deferred Income tax recovery